Post-employment benefits	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Post-employment benefits	Post-employment benefits
The accounting policies on post-employment benefits are presented in Note 2c XIV.
Retirement plans are managed by Closed-end Private Pension Entities (EFPC) and are closed to new applicants. These entities have an independent structure and manage their plans according to the characteristics of their regulations.
There are three types of retirement plan:
•Defined benefit plans (BD): plans for which scheduled benefits have their value established in advance, based on salaries and/or length of service of employees, and the cost is actuarially determined. The plans classified in this category are: Plano de Aposentadoria Complementar; Plano de Aposentadoria Complementar Móvel Vitalícia; Plano de Benefício Franprev; Plano de Benefício 002; Plano de Benefícios Prebeg; Plano BD UBB PREV; Plano de Benefícios II; Plano Básico Itaulam; Plano BD Itaucard; Plano de Aposentadoria Principal Itaú Unibanco managed by Fundação Itaú Unibanco - Previdência Complementar (FIU); and Plano de Benefícios I, managed by Fundo de Pensão Multipatrocinado (FUNBEP).
•Defined contribution plans (CD): plans for which scheduled benefits have their value permanently adjusted to the investments balance, kept in favor of the participant, including in the benefit concession phase, considering net proceedings of its investment, amounts contributed and benefits paid. Defined Contribution plans include pension funds consisting of the portions of sponsor's contributions not included in a participant's account balance due to loss of eligibility for the benefit, and of monies arising from the migration of retirement plans in defined benefit modality. These funds are used for future contributions to individual participant's accounts, according to the respective benefit plan regulations. The plans classified in this category are: Plano Itaubanco CD; Plano de Aposentadoria Itaubank; Plano de Previdência REDECARD managed by FIU.
•Variable contribution plans (CV): in this type of plan, scheduled benefits present a combination of characteristics of defined contribution and defined benefit modalities, and the benefit is actuarially determined based on the investments balance accumulated by the participant on the retirement date. The plans classified in this category are: Plano de Previdência Unibanco Futuro Inteligente; Plano Suplementar Itaulam; Plano CV
Itaucard; Plano de Aposentadoria Suplementar Itaú Unibanco managed by FIU and Plano de Benefícios II managed by FUNBEP.
a) Main actuarial assumptions
The table below shows the actuarial assumptions of demographic and financial nature used to calculate the defined benefit obligation:

Type	Assumption	12/31/2025	12/31/2024
Demographic	Mortality table (1)	AT-2000	AT-2000
Financial	Nominal discount rate (2)	11.70% p.a.	11.59% p.a.
Financial	Inflation (3)	4.00% p.a.	4.00% p.a.
1) Correspond to those disclosed by SOA - Society of Actuaries, with the general application of a 10% increase, according to the adherence to the plan’s population, in the probability of survival in relation to the respesctive basic tables.
2) Considers the interest rates of the National Treasury Notes (NTN-B) with maturity dates near the terms of the respective obligations, compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.
3) Long-term inflation projected.

Retirement plans sponsored by foreign subsidiaries - Banco Itaú (Suisse) S.A., Itaú Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. - are structured as Defined Benefit modality and adopt actuarial assumptions adequate to masses of participants and the economic scenario of each country.
b) Risk management
The EFPCs sponsored by ITAÚ UNIBANCO HOLDING are regulated by the National Council for Complementary Pension (CNPC) and PREVIC, and have an Executive Board, Advisory and Tax Councils.
Benefits offered have long-term characteristics and the main factors involved in the management and measurement of their risks are financial risk, inflation risk and demographic risk.
•Financial risk – the actuarial liability is calculated by adopting a discount, which may differ from rates earned in investments. If real income from plan investments is lower than yield expected, this may give rise to a deficit. To mitigate this risk and assure the capacity to pay long-term benefits, the plans have a significant percentage of fixed-income securities pegged to the plan commitments, aiming at minimizing volatility and risk of mismatch between assets and liabilities. Additionally, adherence tests are carried out in financial assumptions to ensure their adequacy to obligations of respective plans.
•Inflation risk - a large part of liabilities is pegged to inflation risk, making actuarial liabilities sensitive to increase in rates. To mitigate this risk, the same financial risks mitigation strategies are used.
•Demographic risk - plans that have any obligation actuarially assessed are exposed to demographic risk. In the event the mortality tables used are not adherent to the mass of plan participants, a deficit or surplus may arise in actuarial evaluation. To mitigate this risk, adherence tests to demographic assumptions are conducted to ensure their adequacy to liabilities of respective plans.
For purposes of registering in the balance sheet of the EFPCs that manage them, actuarial liabilities of plans use discount rate adherent to their asset portfolio and income and expense flows, according to a study prepared by an independent actuarial consulting company. The actuarial method used is the aggregate method, through which the plan costing is defined by the difference between its equity coverage and the current value of its future liabilities, observing the methodology established in the respective actuarial technical note.
When a deficit in the concession period above the legally defined limits is noted, debt agreements are entered into with the sponsor according to costing policies, which affect the future contributions of the plan, and a plan for solving such deficit is established respecting the guarantees set forth by the legislation in force. The plans that are in this situation are resolved through extraordinary contributions that affect the values of the future contribution of the plan.
c) Asset management
The purpose of the management of funds is the long-term balance between pension assets and liabilities with payment of benefits by exceeding actuarial goals(discount rate plus benefit adjustment index, established in the plan regulations).
Below is a table with the allocation of assets by category, segmented into Quoted in an active market and Not quoted in an active market:

Types	Fair value		% Allocation
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Fixed income securities	22,144	20,732	96.5%	96.5%
Quoted in an active market	21,481	20,117	93.6%	93.6%
Non quoted in an active market	663	615	2.9%	2.9%
Variable income securities	2	9	-	-
Quoted in an active market	2	4	-	-
Non quoted in an active market	-	5	-	-
Structured investments	125	120	0.5%	0.6%
Non quoted in an active market	125	120	0.5%	0.6%
Real estate	575	546	2.6%	2.5%
Loans to participants	91	83	0.4%	0.4%
Total	22,937	21,490	100.0%	100.0%
The defined benefit plan assets include shares of ITAÚ UNIBANCO HOLDING, its main parent company (ITAÚSA) and its subsidiaries, with a fair value of R$ 2 (R$ 1 at 12/31/2024), and real estate rented to group companies, with a fair value of R$ 508 (R$ 472 at 12/31/2024).
d) Other post-employment benefits
ITAÚ UNIBANCO HOLDING and its subsidiaries do not have additional liabilities related to post-employment benefits, except in cases arising from maintenance commitments assumed in acquisition agreements which occurred over the years, as well as those benefits originated from court decision in the terms and conditions established, in which there is total or partial sponsorship of health care plans for a specific group of former employees and their beneficiaries. Its costing is actuarially determined so as to ensure coverage maintenance. These plans are closed to new applicants.
Assumptions for discount rate, inflation, mortality table and actuarial method are the same as those used for retirement plans. ITAÚ UNIBANCO HOLDING used the percentage of 4% p.a. for medical inflation, additionally considering, inflation rate of 4% p.a.
Particularly in other post-employment benefits, there is medical inflation risk associated with above expectation increases in medical costs. To mitigate this risk, the same financial risks mitigation strategies are used.
e) Change in the net amount recognized in the balance sheet
The net amount recognized in the Balance Sheet is limited by the asset ceiling and it is computed based on estimated future contributions to be realized by the sponsor, so that it represents the maximum reduction amount in the contributions to be made.

		12/31/2025
	Note	BD and CV plans				CD plans			Other post-employment benefits	Total
		Net asset	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		21,490	(19,035)	(4,237)	(1,782)	365	(81)	284	(562)	(2,060)
Amounts recognized in income (1+2+3+4)		2,393	(2,108)	(493)	(208)	(16)	(10)	(26)	(61)	(295)
1 - Cost of current service		-	(24)	-	(24)	-	-	-	-	(24)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest		2,393	(2,084)	(493)	(184)	50	(10)	40	(61)	(205)
4 - Other revenues and expenses (1)		-	-	-	-	(66)	-	(66)	-	(66)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		749	(445)	(300)	4	(10)	(5)	(15)	14	3
5 - Effects on asset ceiling		-	-	(300)	(300)	-	(5)	(5)	-	(305)
6 - Remeasurements		762	(451)	-	311	(10)	-	(10)	14	315
Changes in demographic assumptions		-	151	-	151	-	-	-	-	151
Changes in financial assumptions		-	(384)	-	(384)	-	-	-	4	(380)
Experience of the plan (2)		762	(218)	-	544	(10)	-	(10)	10	544
7 - Exchange variation		(13)	6	-	(7)	-	-	-	-	(7)
Other (8+9+10)		(1,695)	1,947	-	252	-	-	-	83	335
8 - Receipt by destination of resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,947)	1,947	-	-	-	-	-	83	83
10 - Contributions and investments from sponsor		252	-	-	252	-	-	-	-	252
Amounts at the end of the period		22,937	(19,641)	(5,030)	(1,734)	339	(96)	243	(526)	(2,017)
Amount recognized in Assets	18a				13			243	-	256
Amount recognized in Liabilities	18b				(1,747)			-	(526)	(2,273)

		12/31/2024
		BD and CV plans				CD plans			Other post-employment benefits	Total
		Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		23,754	(21,590)	(4,130)	(1,966)	393	(80)	313	(776)	(2,429)
Amounts recognized in income (1+2+3+4)		2,226	(2,015)	(397)	(186)	105	(7)	98	(65)	(153)
1 - Cost of current service		-	(29)	-	(29)	-	-	-	-	(29)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest		2,226	(1,986)	(397)	(157)	41	(7)	34	(65)	(188)
4 - Other revenues and expenses (1)		-	-	-	-	64	-	64	-	64
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		(3,240)	2,762	290	(188)	(133)	6	(127)	88	(227)
5 - Effects on asset ceiling		-	-	290	290	-	6	6	-	296
6 - Remeasurements		(3,244)	2,790	-	(454)	(133)	-	(133)	88	(499)
Changes in demographic assumptions		-	-	-	-	-	-	-	-	-
Changes in financial assumptions		-	3,197	-	3,197	-	-	-	91	3,288
Experience of the plan (2)		(3,244)	(407)	-	(3,651)	(133)	-	(133)	(3)	(3,787)
7 - Exchange variation		4	(28)	-	(24)	-	-	-	-	(24)
Other (8+9+10)		(1,250)	1,808	-	558	-	-	-	191	749
8 - Receipt by destination of resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,808)	1,808	-	-	-	-	-	191	191
10 - Contributions and investments from sponsor		558	-	-	558	-	-	-	-	558
Amounts at the end of the period		21,490	(19,035)	(4,237)	(1,782)	365	(81)	284	(562)	(2,060)
Amount recognized in Assets	18a				17			284	-	301
Amount recognized in Liabilities	18b				(1,799)			-	(562)	(2,361)
1) Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
2) Correspond to the income obtained above/below the expected return and comprise the contributions made by participants.

Net interest correspond to the amount calculated on 01/01/2025 based on the initial amount (Net assets, Actuarial liabilities and Restriction of assets), deducting the estimated amount of payments/receipts of benefits/contributions, multiplied by the discount rate of 11.59% p.a. (On 01/01/2024 the rate used was 9.56% p.a.).
ITAÚ UNIBANCO HOLDING sponsors a Plano BD. The amount recognized in Liabilities is R$ 47, in Other comprehensive income is R$ 15 and in income/(expense) is R$ (6).
f) Defined benefit contributions

	Estimated contributions	Contributions made
	2026	01/01 to 12/31/2025	01/01 to 12/31/2024
Retirement plan - FIU	21	69	70
Retirement plan - FUNBEP	129	147	453
Total (1)	150	216	523
1) Include extraordinary contributions agreed upon in deficit equation plans.

g) Maturity profile of defined benefit liabilities

	Duration (1)	2026	2027	2028	2029	2030	2031 to 2035
Pension plan - FIU	7.95	1,219	1,263	1,305	1,345	1,383	7,381
Pension plan - FUNBEP	7.38	740	757	774	789	803	4,169
Other post-employment benefits	7.42	91	72	45	47	49	265
Total		2,050	2,092	2,124	2,181	2,235	11,815
1) Average duration of plan´s actuarial liabilities.

h) Sensitivity analysis
To measure the effects of changes in the key assumptions, sensitivity tests are conducted in actuarial liabilities annually. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually carried out under the ceteris paribus condition, in which the sensitivity of a system is measured when only one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

Main assumptions	BD and CV plans			Other post-employment benefits
	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)
Discount rate
Increase by 0.5 p.p.	(669)	-	236	(17)	-	17
Decrease by 0.5 p.p.	716	-	(252)	19	-	(19)
Mortality table
Increase by 5%	(234)	-	79	(9)	-	9
Decrease by 5%	245	-	(82)	10	-	(10)
Medical inflation
Increase by 1 p.p.	-	-	-	40	-	(40)
Decrease by 1 p.p.	-	-	-	(35)	-	35
1) Net of effects of asset ceiling